Stockholders’ Equity (Details) - $ / shares		6 Months Ended
		Jun. 30, 2023		Dec. 31, 2022		Nov. 12, 2020	Jun. 16, 2020
Stockholders’ Equity [Line Items]
Ordinary shares authorized		450,000,000
Ordinary shares, shares outstanding							17,399,176
Conversion rights description		Each Class A ordinary share is entitled to one vote, and is not convertible into Class B ordinary share under any circumstance; and each Class B ordinary share is entitled to ten votes, and is convertible into one Class A ordinary share at any time by the holder thereof, subject to adjustments for any subdivision or combination. On February 16, 2022 and January 13, 2023, the Company held General Meetings of Shareholders that approved the increase by the number of votes attached to Class B Ordinary Shares from ten (10) votes per Class B Ordinary Share to twenty five (25) votes per Class B Ordinary Share, and from twenty five (25) votes per Class B Ordinary Share to one hundred (100) votes per Class B Ordinary Share, respectively.
Class A Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001		$ 0.0001
Divided into ordinary shares		300,000,000
Additional shares issued		300,000,000				29,591
Ordinary shares, shares outstanding		77,850,203	[1]	48,761,596	[1]		7,647,962
Ordinary shares, shares issued	[1]	77,850,203		48,761,596
Class B Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001		$ 0.0001
Divided into ordinary shares		150,000,000
Additional shares issued		150,000,000				91,882
Ordinary shares, shares outstanding		9,843,096	[1]	9,843,096	[1]		9,751,214
Aggregate ordinary shares		1,933,740
Forfeited shares		3,876,481
Ordinary shares, shares issued	[1]	9,843,096		9,843,096
Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Additional shares issued		50,000,000
Preferred shares, par value (in Dollars per share)		$ 0.0001
Common Stock [Member]
Stockholders’ Equity [Line Items]
Additional shares issued						121,473
Series A Preferred Shares [Member]
Stockholders’ Equity [Line Items]
Preferred shares issued
Preferred shares outstanding

[1]	The numbers of authorized shares have been retrospectively restated to reflect the increase approved by the Company’s 2023 Annual Meeting of Shareholders on October 6, 2023.